DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value through Profit or Loss (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
Government bonds	$ 0	$ 218,707
Private bonds	0	106,451
Total	0	325,158	[1]
Non Current [Abstract]
Government bonds	0	0
Private bonds	0	0
Total	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)